Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables summarize the Company’s segment information for the three and nine months ended May 31, 2022 and 2021:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2022	2021	2022	2021
Sales
Healthcare services	$2,199,889	$2,380,974	$6,253,089	$6,612,374
Product sales	11,651,994	-	13,629,944	-
Corporate	-	-	-	-
	$13,851,883	$2,380,974	$19,883,033	$6,612,374

Gross profit
Healthcare services	$939,542	$1,280,458	$2,499,608	$2,843,354
Product sales	1,469,340	-	2,392,094	-
Corporate	-	-	-	-
	$2,408,882	$1,280,458	$4,891,702	$2,843,354

Income (loss) from operations
Healthcare services	$(239,981)	$255,129	$(616,303)	$(99,454)
Product sales	336,348	-	(509,342)	-
Corporate	(1,299,113)	(657,101)	(3,561,436)	(2,386,186)
	$(1,202,746)	$(401,972)	$(4,687,081)	$(2,485,640)

Depreciation and amortization
Healthcare services	$249,831	$13,902	$393,942	$57,840
Product sales	266,166	-	852,692	-
Corporate	367,600	367,600	1,102,800	1,061,085
	$881,597	$381,502	$2,349,434	$1,118,925

Capital expenditures
Healthcare services	$-	$200,751	$175,418	$201,369
Product sales	-	-	15,555	-
Corporate	-	-	-	-
	$-	$200,751	$190,973	$201,369

Interest expenses
Healthcare services	$14,532	$21,701	$54,686	$68,590
Product sales	94,765	-	1,067,211	-
Corporate	404,101	-	686,413	-
	$513,398	$21,701	$1,808,310	$68,590

Net loss
Healthcare services	$(252,122)	$235,867	$(663,646)	$(160,492)
Product sales	(21,153)	-	(2,641,091)	-
Corporate	(3,470,750)	(651,138)	(7,123,887)	(2,368,473)
	$(3,744,025)	$(415,271)	$(10,428,624)	$(2,528,965)

	As of	As of
	May 31,	August 31,
	2022	2021
Total assets
Healthcare services	$6,491,538	$7,318,888
Product sales	24,830,711	21,427,285
Corporate	40,470,565	33,212,108
	$71,792,814	$61,958,281
Accounts receivable
Healthcare services	$815,833	$953,919
Product sales	1,764,474	514,510
Corporate	2,585,932	-
	$5,166,239	$1,468,429
Intangible assets
Healthcare services	$-	$-
Product sales	7,224,895	5,958,736
Corporate	24,967,963	26,070,763
	$32,192,858	$32,029,499
Goodwill
Healthcare services	$741,209	$557,357
Product sales	8,923,595	8,931,491
Corporate	1,701,814	-
	$11,366,618	$9,488,848

The following tables summarize the Company’s segment information for the years ended August 31, 2021 and 2020:

	Years Ended August 31,
	2021	2020

Sales
Healthcare services	$8,857,693	$7,860,567
Product manufacturing and development	447,562	-
Corporate	-	-
	$9,305,255	$7,860,567

Gross profit
Healthcare services	$3,694,512	$3,058,372
Product manufacturing and development	128,486	-
Corporate	-	-
	$3,822,998	$3,058,372

Income (loss) from operations
Healthcare services	$(516,437)	$442,656
Product manufacturing and development	(580,523)	-
Corporate	(3,276,559)	(4,705,254)
	$(4,373,519)	$(4,262,598)

Depreciation and amortization
Healthcare services	$91,978	$75,726
Product manufacturing and development	203,459	-
Corporate	1,428,685	1,369,350
	$1,724,122	$1,445,076

Capital expenditures
Healthcare services	$216,284	$12,110
Product manufacturing and development	39,665	-
Corporate	-	-
	$255,949	$12,110

Interest expenses
Healthcare services	$89,154	$156,662
Product manufacturing and development	75,849	-
Corporate	-	-
	$165,003	$156,662

Net loss
Healthcare services	$(552,893)	$(232,991)
Product manufacturing and development	(656,372)	-
Corporate	(3,252,882)	(4,682,163)
	$(4,462,147)	$(4,915,154)

	As of August 31,
	2021	2020
Total assets
Healthcare services	$7,318,888	$7,607,820
Product manufacturing and development	21,427,285	-
Corporate	33,212,108	27,782,798
	$61,958,281	$35,390,618

Accounts receivable
Healthcare services	$953,919	$1,732,432
Product manufacturing and development	514,510	-
Corporate	-	-
	$1,468,429	$1,732,432
Intangible assets
Healthcare services	$-	$-
Product manufacturing and development	6,365,705	-
Corporate	26,070,763	26,623,448
	$32,436,468	$26,623,448

Goodwill
Healthcare services	$557,357	$636,942
Product manufacturing and development	8,524,522	-
Corporate	-	-
	$9,081,879	$636,942